Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash
3. CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31
	2024	2025
	US$	US$
Cash and deposits in bank	29,386	54,964
Time deposits	246,682	143,375
Repurchase agreements	—	3,503

Total cash and cash equivalents	276,068	201,842
Restricted cash	58,265	75,239

	334,333	277,081

As of December 31, 2025 and 2024, restricted cash of US$71,297 thousand and US$54,645 thousand was classified as restricted assets-current, and US$3,942 thousand and US$3,620 thousand was classified as other assets, respectively.